DEPOSITS AND OBLIGATIONS - non-interest-bearing and interest-bearing deposits and obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	S/ 47,623,119	S/ 28,316,170
Interest bearing deposits	94,037,202	83,008,024
Total	141,660,321	111,324,194
In Peru [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	44,037,934	25,641,446
Interest bearing deposits	82,907,313	74,413,962
Other countries
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	3,585,185	2,674,724
Interest bearing deposits	S/ 11,129,889	S/ 8,594,062